Shareholder Report			6 Months Ended
		Nov. 01, 2024	Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			BNY Mellon ETF Trust II
Entity Central Index Key			0002025968
Entity Investment Company Type			N-1A
Document Period End Date			Apr. 30, 2025
C000253638
Shareholder Report [Line Items]
Fund Name			BNY Mellon Concentrated Growth ETF
Class Name			BNY Mellon Concentrated Growth ETF
Trading Symbol			BKCG
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about BNY Mellon Concentrated Growth ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-833-383-2696
Additional Information Website			bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Concentrated Growth ETFFootnote Reference*	$39	0.81%Footnote Reference*
Footnote	Description
Footnote*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.
Footnote*	Annualized

Expenses Paid, Amount			$ 39
Expense Ratio, Percent	[1]		0.81%
Material Change Date		Nov. 01, 2024
AssetsNet			$ 110,000,000
Holdings Count | Holding			28
InvestmentCompanyPortfolioTurnover			8.72%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$110	28	8.72%

Holdings [Text Block]

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.1%
Investment Companies	2.5%
Communication Services	8.7%
Health Care	11.5%
Consumer Discretionary	11.6%
Industrials	11.9%
Financials	21.3%
Information Technology	32.4%

Largest Holdings [Text Block]

Portfolio Holdings (as of 4/30/25)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Amazon.com, Inc. -	6.9%
Microsoft Corp. -	6.8%
NVIDIA Corp. -	6.6%
Eli Lilly & Co. -	5.4%
BAE Systems PLC -	5.1%
Mastercard, Inc., Class A -	4.9%
Apple, Inc. -	4.5%
Alphabet, Inc., Class C -	4.4%
Meta Platforms, Inc., Class A -	4.3%
The Progressive Corp. -	4.2%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Material Fund Change [Text Block]

How has the Fund changed?

  On March 28, 2025, BNY Mellon Tax Managed Growth Fund ("Predecessor Fund"), a series of BNY Mellon Investment Funds IV, Inc., was reorganized into the Fund ("Reorganization"). The Fund commenced operations upon completion of the Reorganization and continues the operations of the Predecessor Fund.

Changes in or Disagreements with Accountants

  Starting March 28, 2025, in connection with the Reorganization noted above, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Predecessor Fund's accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon ETF Trust II. There were no disagreements with the former accounting firm during the Predecessor Fund's fiscal years ended October 31, 2024 and October 31, 2023 and the subsequent interim period through March 28, 2025.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated March 31, 2025 at bny.com/investments/etfliterature or upon request at 1-833-383-2696 or by calling your financial adviser.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

Updated Prospectus Phone Number			1-833-383-2696
Updated Prospectus Web Address			bny.com/investments/etfliterature
C000253639
Shareholder Report [Line Items]
Fund Name			BNY Mellon Dynamic Value ETF
Class Name			BNY Mellon Dynamic Value ETF
Trading Symbol			BKDV
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about BNY Mellon Dynamic Value ETF (the “Fund”) for the period of November 4, 2024 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number			1-833-383-2696
Additional Information Website			bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Dynamic Value ETF	$29	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount			$ 29
Expense Ratio, Percent	[2]		0.60%
AssetsNet			$ 296,000,000
Holdings Count | Holding			69
InvestmentCompanyPortfolioTurnover			39.30%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 4/30/25)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$296	69	39.30%

Holdings [Text Block]

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.1%
Real Estate	0.4%
Utilities	0.6%
Investment Companies	0.7%
Consumer Staples	3.3%
Consumer Discretionary	4.2%
Communication Services	4.4%
Energy	6.9%
Materials	7.1%
Information Technology	8.4%
Industrials	14.3%
Health Care	18.6%
Financials	31.0%

Largest Holdings [Text Block]

Portfolio Holdings (as of 4/30/25)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Berkshire Hathaway, Inc., Class B -	4.8%
JPMorgan Chase & Co. -	4.1%
Johnson & Johnson -	3.2%
Bank of America Corp. -	3.1%
UnitedHealth Group, Inc. -	2.9%
AT&T, Inc. -	2.9%
Cisco Systems, Inc. -	2.7%
Danaher Corp. -	2.6%
Medtronic PLC -	2.4%
Aon PLC, Class A -	2.4%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Material Fund Change [Text Block]			For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.
Updated Prospectus Web Address			bny.com/investments/etfliterature

[1]	Annualized
[2]	Annualized